STATEMENT OF COMPLIANCE AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Statement Of Compliance And Summary Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about subsidiaries [Table Text Block]
Name	Place of Incorporation	Ownership Percentage
EMX Properties (Canada) Inc.	Canada	100%
Bullion Monarch Mining, Inc	Utah, USA	100%
EMX (USA) Services Corp.	Nevada, USA	100%
Bronco Creek Exploration Inc.	Arizona, USA	100%
EMX - NSW1 PTY LTD.	Australia	100%
EMX Broken Hill PTY LTD.	Australia	100%
Eurasia Madencilik Ltd. Sirketi	Turkey	100%
Eurasian Minerals Sweden AB	Sweden	100%
Viad Royalties AB	Sweden	100%
EV Metals AB	Sweden	100%
EMX Finland OY	Finland	100%
EMX Norwegian Services AS	Norway	100%